RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Nov. 23, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 71,134
Class A Ordinary Shares
Related Party Transaction [Line Items]
Aggregate shares authorized to purchase	25	25
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Outstanding balance of related party note	$ 38,375
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month	10,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant	$ 10.00	$ 10.00